RIGHT-OF-USE LEASED ASSETS - Disclosure for right-of-use assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	$ 861	$ 1,337
Additions	37	28
Adjustments	53	3
Depreciation	(287)	(507)
Ending balance	664	861
Office Premises [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	752	918
Additions	37	28
Adjustments	53	3
Depreciation	(178)	(197)
Ending balance	664	752
Plant [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	109	419
Additions	0	0
Adjustments	0	0
Depreciation	(109)	(310)
Ending balance	$ 0	$ 109